RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Amounts included in due from/to affiliates
The following amounts are included in Due from affiliates:

		2015		2014
(millions of Canadian $)	Maturity Date	Outstanding at December 31	Effective Interest Rate	Outstanding at December 31	Effective Interest Rate

Discount Notes[1]	2016	2,376	0.9%	2,597	1.3%
Credit Facility[2]		100	2.7%	245	3.0%
		2,476		2,842

[1]	Issued to TransCanada. Interest on the discount notes is equivalent to current commercial paper rates.

[2]	Issued to TransCanada. This facility is repayable on demand and bears interest at the Royal Bank of Canada prime rate per annum.
The following amounts are included in Due to affiliates:

		2015		2014
(millions of Canadian $)	Maturity Date	Outstanding at December 31	Effective Interest Rate	Outstanding at December 31	Effective Interest Rate

Credit Facility[1]	2016	311	3.5%	866	3.8%
		311		866

[1]	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at Reuters prime rate plus 75 basis points.